Calvert
Emerging Markets Equity Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Brazil — 4.0%
Itausa SA, PFC Shares	20,215,034	$ 35,511,285
Localiza Rent a Car SA	1,377,011	10,345,872
WEG SA	2,300,300	17,360,988
		$ 63,218,145
Canada — 1.4%
Wheaton Precious Metals Corp.	410,889	$ 21,538,801
		$ 21,538,801
Chile — 2.1%
Banco de Chile	136,923,071	$15,575,809
Falabella SA(1)	5,498,709	16,951,017
		$32,526,826
China — 20.3%
BYD Co. Ltd., Class H	883,000	$26,224,076
Centre Testing International Group Co. Ltd., Class A	3,050,700	4,215,091
China Overseas Property Holdings Ltd.	28,787,962	17,226,862
H World Group Ltd. ADR	628,604	20,945,085
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,082,354	7,225,274
JD.com, Inc., Class A	2,289,437	29,733,520
Kanzhun Ltd. ADR	1,479,067	27,821,250
Kingsoft Corp. Ltd.	8,182,800	23,569,486
NARI Technology Co. Ltd., Class A	9,696,485	33,238,004
Shenzhen Inovance Technology Co. Ltd., Class A	3,632,281	25,614,973
Tencent Holdings Ltd.	1,715,168	81,368,132
Tencent Music Entertainment Group ADR	1,280,084	17,985,180
Zhongsheng Group Holdings Ltd.	1,507,000	2,201,389
		$317,368,322
Hong Kong — 5.1%
AIA Group Ltd.	4,362,817	$29,517,716
ASMPT Ltd.	1,561,972	21,630,763
Hong Kong Exchanges & Clearing Ltd.	743,300	23,787,925
Samsonite International SA(2)	1,715,265	5,112,672
		$80,049,076
Hungary — 2.7%
Richter Gedeon Nyrt	1,601,865	$41,618,918
		$41,618,918
India — 16.1%
Bajaj Finserv Ltd.	738,456	$14,070,080
Bharat Forge Ltd.	333,891	6,682,917
HDFC Bank Ltd.	2,269,061	45,854,508
ICICI Bank Ltd.	3,263,166	46,876,049
Infosys Ltd.	2,651,545	49,757,502
Maruti Suzuki India Ltd.	139,267	20,065,119
Max Healthcare Institute Ltd.	1,566,732	17,704,157
Samvardhana Motherson International Ltd.	8,672,031	19,815,692
Security	Shares	Value
India (continued)
SBI Life Insurance Co. Ltd.(2)	1,787,433	$ 31,933,738
		$ 252,759,762
Indonesia — 0.9%
Bank Rakyat Indonesia Persero Tbk. PT	50,385,732	$ 14,127,975
		$ 14,127,975
Malaysia — 1.6%
Press Metal Aluminium Holdings Bhd.	20,273,400	$ 24,726,943
		$ 24,726,943
Mexico — 2.2%
Grupo Financiero Banorte SAB de CV, Class O	1,849,630	$14,394,661
Wal-Mart de Mexico SAB de CV	5,939,519	20,287,540
		$34,682,201
South Africa — 7.2%
Clicks Group Ltd.(3)	1,653,127	$31,465,770
FirstRand Ltd.	7,982,260	33,854,484
Prosus NV(3)	1,318,091	47,015,226
		$112,335,480
South Korea — 14.1%
Hansol Chemical Co. Ltd.	139,897	$18,436,015
KB Financial Group, Inc.	648,037	36,860,433
LG Chem Ltd.	49,594	12,358,564
Samsung Electronics Co. Ltd.	2,017,937	118,763,212
Samsung Electronics Co. Ltd., PFC Shares	407,293	18,701,571
Samsung Life Insurance Co. Ltd.	259,634	16,606,343
		$221,726,138
Sweden — 1.4%
Epiroc AB, Class A	1,092,517	$21,891,140
		$21,891,140
Taiwan — 17.1%
Accton Technology Corp.	1,711,000	$29,120,293
Airtac International Group	597,000	18,120,346
Delta Electronics, Inc.	1,698,000	20,252,889
Lotes Co. Ltd.	452,000	22,656,639
Taiwan Semiconductor Manufacturing Co. Ltd.	5,292,000	156,789,327
Wiwynn Corp.	268,000	21,704,622
		$268,644,116
United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	6,380,019	$13,899,225
		$13,899,225

Calvert
Emerging Markets Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States — 0.9%
Micron Technology, Inc.	105,489	$ 13,874,968
		$ 13,874,968
Total Common Stocks (identified cost $1,245,126,655)		$1,534,988,036

Rights — 0.0%(4)

Security	Shares	Value
Brazil — 0.0%(4)
Localiza Rent a Car SA, Exp. 8/6/24(1)	13,913	$ 22,400
Total Rights (identified cost $0)		$ 22,400

Short-Term Investments — 1.4%

Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	17,065,352	$ 17,065,352
Total Affiliated Fund (identified cost $17,065,352)		$ 17,065,352
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(6)	5,119,227	$ 5,119,227
Total Securities Lending Collateral (identified cost $5,119,227)		$ 5,119,227
Total Short-Term Investments (identified cost $22,184,579)		$ 22,184,579

Total Investments — 99.4% (identified cost $1,267,311,234)	$1,557,195,015
Other Assets, Less Liabilities — 0.6%	$ 9,356,923
Net Assets — 100.0%	$1,566,551,938

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $37,046,410 or 2.4% of the Fund's net assets.
(3)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $21,406,588 and the total market value of the collateral received by the Fund was $21,823,468, comprised of cash of $5,119,227 and U.S. government and/or agencies securities of $16,704,241.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Emerging Markets Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	30.2%
Financials	23.8
Consumer Discretionary	12.4
Communication Services	9.6
Industrials	8.4
Materials	4.9
Health Care	4.3
Consumer Staples	3.3
Real Estate	1.1
Total	98.0%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in in Calvert Impact Capital, Inc. and and in funds that may be deemed to be affiliated was $17,065,352, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$5,099,119	$ —	$ (5,170,000)	$ —	$70,881	$ —	$ 15,941	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(1)	7,808	223,659,238	(206,601,694)	—	—	17,065,352	249,408	17,065,352
Total				$ —	$70,881	$17,065,352	$265,349

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$63,218,145	$ —	$ —	$63,218,145
Canada	21,538,801	—	—	21,538,801

Calvert
Emerging Markets Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Chile	$32,526,826	$ —	$ —	$32,526,826
China	66,751,515	250,616,807	—	317,368,322
Hong Kong	—	80,049,076	—	80,049,076
Hungary	—	41,618,918	—	41,618,918
India	—	252,759,762	—	252,759,762
Indonesia	—	14,127,975	—	14,127,975
Malaysia	—	24,726,943	—	24,726,943
Mexico	34,682,201	—	—	34,682,201
South Africa	—	112,335,480	—	112,335,480
South Korea	—	221,726,138	—	221,726,138
Sweden	—	21,891,140	—	21,891,140
Taiwan	—	268,644,116	—	268,644,116
United Arab Emirates	—	13,899,225	—	13,899,225
United States	13,874,968	—	—	13,874,968
Total Common Stocks	$232,592,456	$1,302,395,580(1)	$ —	$1,534,988,036
Rights	$22,400	$ —	$ —	$22,400
Short-Term Investments:
Affiliated Fund	17,065,352	—	—	17,065,352
Securities Lending Collateral	5,119,227	—	—	5,119,227
Total Investments	$254,799,435	$1,302,395,580	$ —	$1,557,195,015

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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